Interests in Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [Line Items]
Investment in startup capital of mutual funds	$ 1,576		$ 1,711
Retail mutual fund assets under management	217,015		188,729
MFCT II Senior Debenture [Member]
Disclosure of unconsolidated structured entities [Line Items]
Outstanding of Principal Amount for Debenture notes		$ 1,000
Hancock Victoria Plantations Holdings PTY Limited [Member]
Disclosure of unconsolidated structured entities [Line Items]
Consolidated timber assets	$ 936		$ 920